FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                           LARGE CAP GROWTH PORTFOLIO
                              TECHNOLOGY PORTFOLIO
                             INTERNATIONAL PORTFOLIO

                                 Class IA Shares

                     Supplement Dated September 24, 2001,
                       To The Prospectus Dated May 1, 2001


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2001, AS PREVIOUSLY SUPPLEMENTED. THIS SUPPLEMENT, AND THE MAY 1, 2001 PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL YOUR PARTICIPATING INSURANCE COMPANY.


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Effective September 19, 2001, the Main Investment Strategies of the portfolios were amended as follows:



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LARGE CAP GROWTH PORTFOLIO

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The portfolio previously required that at least 65% of total assets be invested in this strategy.


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TECHNOLOGY PORTFOLIO

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from the technological innovations, advances and improvements. The portfolio previously required that at least 65% of total assets be invested in this strategy.

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INTERNATIONAL PORTFOLIO

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus any borrowings for investment purposes) in equity securities that trade in markets other than the United States. The portfolio previously required that at least 65% of total assets be invested in this strategy.

Additionally, the portfolios now require 60 days advance notice to shareholders before the objective or main investment strategy is changed.